Parent Company Financial Information (Details Textual) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company Financial Information Disclosure [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	12,562	12,562	12,562
Preferred Stock, Shares Outstanding	12,562	12,562	12,562
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Shares Issued	4,147,633	4,145,547	4,095,650
Common Stock, Shares Outstanding	4,147,633	4,145,547	4,095,650
Parent Company [Member]
Parent Company Financial Information Disclosure [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, liquidation preference (in dollars per share)		$ 1,000	$ 1,000
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Issued		12,562	12,562
Preferred Stock, Shares Outstanding		12,562	12,562
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common Stock, Shares Authorized		10,000,000	10,000,000
Common Stock, Shares Issued		4,145,547	4,095,650
Common Stock, Shares Outstanding		4,145,547	4,095,650